Capital Structure of CRLP Repurchase of Preferred (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended				12 Months Ended
	Apr. 30, 2003 Series D Cumulative Redeemable Preferred Shares	Dec. 31, 2010 Series D Cumulative Redeemable Preferred Shares	Sep. 30, 2010 Series D Cumulative Redeemable Preferred Shares	Dec. 31, 2011 Series B Cumulative Redeemable Preferred Units	Dec. 31, 2010 Series B Cumulative Redeemable Preferred Units	Feb. 28, 1999 Series B Cumulative Redeemable Preferred Units	Dec. 31, 2011 Colonial Realty Limited Partnership	Sep. 30, 2011 Colonial Realty Limited Partnership	Jun. 30, 2011 Colonial Realty Limited Partnership	Mar. 31, 2011 Colonial Realty Limited Partnership	Dec. 31, 2012 Colonial Realty Limited Partnership	Dec. 31, 2011 Colonial Realty Limited Partnership	Dec. 31, 2010 Colonial Realty Limited Partnership
Class of Stock
Original issuance date	Apr. 30, 2003					Feb. 28, 1999
Preferred units issued						2,000,000
Par value per preferred unit						$ 50
Preferred unit original distribution rate						8.88%
Preferred units value, net of offering costs						$ 100,000,000
Preferred units offering costs						2,600,000
Repurchases of Series B Preferred Units
Preferred units repurchased				1,000,000	1,000,000
Preferred units repurchase price				47,500,000	47,000,000
Preferred units distribution rate					7.25%
Discount on preferred units repurchase				5.00%	6.00%
Preferred unit repurchase gains				2,500,000	3,000,000		2,500,000	0	0	0	0	2,500,000	3,000,000
Write off of deferred debt issuance cost		3,550,000		1,300,000	1,300,000
Repurchase of Series D Preferred Depositary Units
Preferred shares redeemed		4,004,735
Preferred units redeemed		4,004,735
Aggregate redemption price per preferred unit			$ 25.2257
Preferred units redemption value			$ 100,119,000